Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.60%
Aerospace & Defense–8.97%
BWX Technologies, Inc.	624,500	$35,396,660
Hensoldt AG (Germany)	1,611,208	41,177,959
Huntington Ingalls Industries, Inc.	210,600	45,666,504
Maxar Technologies, Inc.	521,500	14,330,820
Parsons Corp.(b)(c)	1,284,000	55,507,320
RADA Electronic Industries Ltd. (Israel)(b)	377,900	3,824,348
		195,903,611
Auto Parts & Equipment–1.70%
Dana, Inc.	1,867,796	31,304,261
Modine Manufacturing Co.(b)	448,500	5,884,320
		37,188,581
Commodity Chemicals–2.08%
Cabot Corp.(c)	450,600	33,461,556
Orion Engineered Carbons S.A. (Germany)	691,300	11,952,577
		45,414,133
Construction & Engineering–7.35%
AECOM	765,122	55,088,784
Balfour Beatty PLC (United Kingdom)	1,311,900	4,491,390
Concrete Pumping Holdings, Inc.(b)	659,700	4,307,841
HOCHTIEF AG (Germany)	211,000	11,289,952
MasTec, Inc.(b)(c)	536,900	42,377,517
Primoris Services Corp.	1,350,100	31,538,336
Sterling Infrastructure, Inc.(b)	443,600	11,404,956
		160,498,776
Construction Machinery & Heavy Trucks–1.84%
Astec Industries, Inc.	251,678	12,364,940
Manitowoc Co., Inc. (The)(b)(c)	1,080,900	12,354,687
REV Group, Inc.	765,000	8,904,600
Terex Corp.(c)	196,600	6,588,066
		40,212,293
Diversified Chemicals–1.59%
Huntsman Corp.(c)	1,200,563	34,768,304
Diversified Support Services–0.09%
VSE Corp.	44,199	1,854,148
Education Services–2.36%
Adtalem Global Education, Inc.(b)	671,500	26,927,150
Grand Canyon Education, Inc.(b)	256,300	24,622,741
		51,549,891
Electric Utilities–0.72%
NRG Energy, Inc.	417,100	15,745,525
Electrical Components & Equipment–1.41%
Vertiv Holdings Co.(c)	2,695,400	30,781,468
Electronic Manufacturing Services–4.00%
Flex Ltd.(b)	2,931,300	49,245,840
Shares		Value
Electronic Manufacturing Services–(continued)
Jabil, Inc.	642,600	$38,131,884
		87,377,724
Environmental & Facilities Services–0.14%
Li-Cycle Holdings Corp. (Canada)(b)	418,915	3,011,999
Food Distributors–1.64%
US Foods Holding Corp.(b)	1,137,171	35,820,887
Gold–0.79%
Yamana Gold, Inc. (Brazil)(c)	3,614,600	17,277,788
Health Care Equipment–0.87%
Integer Holdings Corp.(b)(c)	271,300	18,961,157
Health Care Facilities–4.40%
Encompass Health Corp.	703,700	35,621,294
Select Medical Holdings Corp.(c)	784,300	23,230,966
Universal Health Services, Inc., Class B(c)	331,400	37,272,558
		96,124,818
Health Care Services–1.57%
Enhabit, Inc.(b)	351,850	6,160,894
Fresenius Medical Care AG & Co. KGaA (Germany)	758,126	28,013,735
		34,174,629
Hotels, Resorts & Cruise Lines–0.75%
Travel + Leisure Co.	382,176	16,475,607
Household Products–1.24%
Spectrum Brands Holdings, Inc.(c)	389,259	27,069,071
Human Resource & Employment Services–1.54%
Kelly Services, Inc., Class A	394,110	8,544,305
ManpowerGroup, Inc.	320,800	25,153,928
		33,698,233
Independent Power Producers & Energy Traders–1.71%
Vistra Corp.(c)	1,444,500	37,340,325
Industrial Machinery–2.71%
Crane Holdings Co.	256,300	25,355,759
Gates Industrial Corp. PLC(b)	990,200	12,179,460
Timken Co. (The)	332,400	21,732,312
		59,267,531
Life & Health Insurance–2.00%
American Equity Investment Life Holding Co.	1,162,947	43,680,289
Office Services & Supplies–2.51%
Interface, Inc.	535,320	7,756,787
Kimball International, Inc., Class B	497,900	4,077,801
MillerKnoll, Inc.(c)	956,400	28,797,204
Steelcase, Inc., Class A	1,284,000	14,290,920
		54,922,712
Oil & Gas Equipment & Services–3.23%
Helix Energy Solutions Group, Inc.(b)(c)	3,561,581	14,388,787

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Oil & Gas Equipment & Services–(continued)
NexTier Oilfield Solutions, Inc.(b)	1,240,011	$12,362,910
TechnipFMC PLC (United Kingdom)(b)	5,422,594	43,868,785
		70,620,482
Oil & Gas Exploration & Production–14.27%
APA Corp.	824,900	30,661,533
ARC Resources Ltd. (Canada)	3,306,000	46,367,389
Crescent Point Energy Corp. (Canada)	1,376,200	10,886,655
Diamondback Energy, Inc.	151,800	19,433,436
Enerplus Corp. (Canada)	743,800	10,379,685
EQT Corp.	585,500	25,779,565
Kosmos Energy Ltd. (Ghana)(b)	4,774,700	30,271,598
Northern Oil and Gas, Inc.(c)	2,409,280	69,459,543
Ovintiv, Inc.	848,000	43,324,320
Southwestern Energy Co.(b)	3,577,400	25,256,444
		311,820,168
Oil & Gas Refining & Marketing–1.55%
HF Sinclair Corp.	708,500	33,880,470
Oil & Gas Storage & Transportation–1.55%
New Fortress Energy, Inc.(c)	689,100	33,745,227
Regional Banks–5.74%
Five Star Bancorp	364,454	9,610,652
Huntington Bancshares, Inc.	3,042,458	40,434,267
PacWest Bancorp	487,388	13,661,485
Texas Capital Bancshares, Inc.(b)	482,500	28,284,150
Webster Financial Corp.	720,800	33,481,160
		125,471,714
Research & Consulting Services–4.96%
CACI International, Inc., Class A(b)	143,118	43,263,140
Huron Consulting Group, Inc.(b)	197,600	13,258,960
KBR, Inc.(c)	974,300	51,861,989
		108,384,089
Restaurants–1.28%
Cheesecake Factory, Inc. (The)(c)	772,147	22,569,857
Marston’s PLC (United Kingdom)	9,176,449	5,336,312
		27,906,169
Semiconductor Equipment–0.21%
Ichor Holdings Ltd.(b)(c)	145,800	4,557,708
Specialty Chemicals–0.23%
Axalta Coating Systems Ltd.(b)	202,200	5,099,484
Shares		Value
Steel–1.43%
Carpenter Technology Corp.	970,230	$31,183,192
Trading Companies & Distributors–5.73%
Air Lease Corp.	1,016,300	37,714,893
Beacon Roofing Supply, Inc.(b)(c)	229,466	13,772,549
DXP Enterprises, Inc.(b)	249,591	8,486,094
Univar Solutions, Inc.(b)	1,665,026	45,022,303
WESCO International, Inc.(b)	157,100	20,083,664
		125,079,503
Trucking–0.44%
National Express Group PLC (United Kingdom)(b)	4,303,860	9,667,431
Total Common Stocks & Other Equity Interests (Cost $1,982,955,092)		2,066,535,137
Money Market Funds–5.11%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	39,246,691	39,246,691
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	27,653,234	27,653,235
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	44,853,361	44,853,361
Total Money Market Funds (Cost $111,750,088)		111,753,287
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $2,094,705,180)		2,178,288,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.86%
Invesco Private Government Fund, 1.77%(d)(e)(f)	66,370,035	66,370,035
Invesco Private Prime Fund, 1.89%(d)(e)(f)	170,833,117	170,833,117
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $237,211,249)		237,203,152
TOTAL INVESTMENTS IN SECURITIES–110.57% (Cost $2,331,916,429)		2,415,491,576
OTHER ASSETS LESS LIABILITIES—(10.57)%		(230,906,264)
NET ASSETS–100.00%		$2,184,585,312
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,128,261	$89,554,869	$(78,436,439)	$-	$-	$39,246,691	$119,861
Invesco Liquid Assets Portfolio, Institutional Class	19,708,213	63,967,763	(56,026,027)	2,223	1,063	27,653,235	54,127
Invesco Treasury Portfolio, Institutional Class	32,146,584	102,348,421	(89,641,644)	-	-	44,853,361	81,877
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,889,639	166,760,325	(132,279,929)	-	-	66,370,035	161,834*
Invesco Private Prime Fund	74,524,001	353,119,090	(256,800,057)	(11,373)	1,456	170,833,117	468,865*
Total	$186,396,698	$775,750,468	$(613,184,096)	$(9,150)	$2,519	$348,956,439	$886,564

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,966,558,358	$99,976,779	$—	$2,066,535,137
Money Market Funds	111,753,287	237,203,152	—	348,956,439
Total Investments	$2,078,311,645	$337,179,931	$—	$2,415,491,576
Invesco Small Cap Value Fund